Fair Value Measurements (Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2018		Mar. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		¥ 23,960		¥ 37,631
Derivative assets, gross amounts recognized		14,327		27,615
Derivative assets, gross amounts offset in the consolidated balance sheets, assets		(1,499)		(7,695)
Derivative assets, net amounts presented in the consolidated balance sheets, assets		12,828		19,920
Other assets		11,121		15,008
Derivative liabilities, gross amounts recognized		30,220		17,990
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities		(1,499)		(7,695)
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		28,721		10,295
Policy Liabilities and Policy Account Balances		405,705		444,010
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		13,498		21,831
Derivative assets, gross amounts offset in the consolidated balance sheets, assets	[1]	(670)		(2,105)
Derivative assets, net amounts presented in the consolidated balance sheets, assets		12,828		19,726
Other assets		11,121		15,008
Total financial assets		1,679,936		1,529,508
Derivative liabilities, gross amounts recognized		28,795		12,400
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities	[1]	(670)		(2,105)
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		28,125		10,295
Policy Liabilities and Policy Account Balances		405,705		444,010
Total financial liabilities		434,500		456,410
Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		1,399		327
Derivative liabilities, gross amounts recognized		3,693		4,924
Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		1,062		14,057
Derivative liabilities, gross amounts recognized		20,013		3,447
Equity securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[2],[3]	462,480
Investment funds | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		5,751
Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		9,412		7,025
Derivative liabilities, gross amounts recognized		2,909		701
Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		11,121		15,008
Reinsurance Recoverable | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		11,121	[4]	15,008	[5]
Credit derivatives held/written | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		89		108
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy Liabilities and Policy Account Balances		405,705		444,010
Variable Annuity and Variable Life Insurance Contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy Liabilities and Policy Account Balances		405,705	[6]	444,010	[7]
Loans Held-for-Sale | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		31,196	[8]	17,260	[9]
Trading securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				422,053
Available-for-sale securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				1,015,477
Available-for-sale securities | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[10]			366,475
Available-for-sale securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				22,365
Available-for-sale securities | Equity securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[11]			53,598
Available-for-sale securities | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[12]			275,810
Available-for-sale securities | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				163,236
Available-for-sale securities | Specified bonds issued by SPEs in Japan | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				861
Available-for-sale securities | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				74,176
Available-for-sale securities | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				81,321
Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				5,665
Other securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				37,879
Other securities | Investment funds | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[13]			37,879
Trading Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		24,560
Available-for-sale Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		1,137,081
Available-for-sale Debt Securities | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[14]	466,320
Available-for-sale Debt Securities | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[12]	348,484
Available-for-sale Debt Securities | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		164,853
Available-for-sale Debt Securities | Specified bonds issued by SPEs in Japan | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		762
Available-for-sale Debt Securities | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		61,092
Available-for-sale Debt Securities | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		95,570
Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		1,625		422
Derivative liabilities, gross amounts recognized		2,091		3,220
Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, net amounts presented in the consolidated balance sheets, assets	[15]	0		0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities	[15]	0		0
Level 1 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		97		507
Derivative assets, gross amounts offset in the consolidated balance sheets, assets	[1]	0		0
Derivative assets, net amounts presented in the consolidated balance sheets, assets		0		0
Other assets		0		0
Total financial assets		98,079		101,989
Derivative liabilities, gross amounts recognized		2,007		318
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities	[1]	0		0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		0		0
Policy Liabilities and Policy Account Balances		0		0
Total financial liabilities		2,007		318
Level 1 | Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0		0
Derivative liabilities, gross amounts recognized		0		0
Level 1 | Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		97		507
Derivative liabilities, gross amounts recognized		2,007		318
Level 1 | Equity securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[2],[3]	76,321
Level 1 | Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0		0
Derivative liabilities, gross amounts recognized		0		0
Level 1 | Reinsurance Recoverable | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		0	[4]	0	[5]
Level 1 | Credit derivatives held/written | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		0		0
Level 1 | Variable Annuity and Variable Life Insurance Contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy Liabilities and Policy Account Balances		0	[6]	0	[7]
Level 1 | Loans Held-for-Sale | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0	[8]	0	[9]
Level 1 | Trading securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				35,766
Level 1 | Available-for-sale securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				65,716
Level 1 | Available-for-sale securities | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[10]			8,882
Level 1 | Available-for-sale securities | Equity securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[11]			52,885
Level 1 | Available-for-sale securities | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[12]			3,949
Level 1 | Available-for-sale securities | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				0
Level 1 | Available-for-sale securities | Specified bonds issued by SPEs in Japan | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				0
Level 1 | Available-for-sale securities | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				0
Level 1 | Available-for-sale securities | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				0
Level 1 | Other securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				0
Level 1 | Other securities | Investment funds | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[13]			0
Level 1 | Trading Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0
Level 1 | Available-for-sale Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		21,661
Level 1 | Available-for-sale Debt Securities | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[14]	17,595
Level 1 | Available-for-sale Debt Securities | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[12]	4,066
Level 1 | Available-for-sale Debt Securities | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0
Level 1 | Available-for-sale Debt Securities | Specified bonds issued by SPEs in Japan | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0
Level 1 | Available-for-sale Debt Securities | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0
Level 1 | Available-for-sale Debt Securities | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0
Level 1 | Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0		0
Derivative liabilities, gross amounts recognized		0		0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, net amounts presented in the consolidated balance sheets, assets	[15]	0		0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities	[15]	0		0
Level 2 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		12,658		19,033
Derivative assets, gross amounts offset in the consolidated balance sheets, assets	[1]	0		0
Derivative assets, net amounts presented in the consolidated balance sheets, assets		0		0
Other assets		0		0
Total financial assets		1,402,886		1,251,424
Derivative liabilities, gross amounts recognized		26,788		12,082
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities	[1]	0		0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		0		0
Policy Liabilities and Policy Account Balances		0		0
Total financial liabilities		26,788		12,082
Level 2 | Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		1,399		327
Derivative liabilities, gross amounts recognized		3,693		4,924
Level 2 | Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		965		13,550
Derivative liabilities, gross amounts recognized		18,006		3,129
Level 2 | Equity securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[2],[3]	341,600
Level 2 | Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		8,669		4,734
Derivative liabilities, gross amounts recognized		2,909		701
Level 2 | Reinsurance Recoverable | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		0	[4]	0	[5]
Level 2 | Credit derivatives held/written | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		89		108
Level 2 | Variable Annuity and Variable Life Insurance Contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy Liabilities and Policy Account Balances		0	[6]	0	[7]
Level 2 | Loans Held-for-Sale | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		31,196	[8]	17,260	[9]
Level 2 | Trading securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				386,287
Level 2 | Available-for-sale securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				828,844
Level 2 | Available-for-sale securities | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[10]			354,556
Level 2 | Available-for-sale securities | Equity securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[11]			713
Level 2 | Available-for-sale securities | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[12]			271,861
Level 2 | Available-for-sale securities | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				163,236
Level 2 | Available-for-sale securities | Specified bonds issued by SPEs in Japan | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				0
Level 2 | Available-for-sale securities | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				38,166
Level 2 | Available-for-sale securities | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				312
Level 2 | Other securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				0
Level 2 | Other securities | Investment funds | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[13]			0
Level 2 | Trading Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		24,560
Level 2 | Available-for-sale Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		992,872
Level 2 | Available-for-sale Debt Securities | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[14]	446,178
Level 2 | Available-for-sale Debt Securities | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[12]	344,418
Level 2 | Available-for-sale Debt Securities | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		164,853
Level 2 | Available-for-sale Debt Securities | Specified bonds issued by SPEs in Japan | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0
Level 2 | Available-for-sale Debt Securities | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		37,096
Level 2 | Available-for-sale Debt Securities | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		327
Level 2 | Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		1,625		422
Derivative liabilities, gross amounts recognized		2,091		3,220
Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, net amounts presented in the consolidated balance sheets, assets	[15]	0		0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities	[15]	0		0
Level 3 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		743		2,291
Derivative assets, gross amounts offset in the consolidated balance sheets, assets	[1]	0		0
Derivative assets, net amounts presented in the consolidated balance sheets, assets		0		0
Other assets		11,121		15,008
Total financial assets		178,971		176,095
Derivative liabilities, gross amounts recognized		0		0
Derivative liabilities, gross amounts offset in the consolidated balance sheets, liabilities	[1]	0		0
Derivative liabilities, net amounts presented in the consolidated balance sheets, liabilities		0		0
Policy Liabilities and Policy Account Balances		405,705		444,010
Total financial liabilities		405,705		444,010
Level 3 | Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0		0
Derivative liabilities, gross amounts recognized		0		0
Level 3 | Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0		0
Derivative liabilities, gross amounts recognized		0		0
Level 3 | Equity securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[2],[3]	44,559
Level 3 | Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		743		2,291
Derivative liabilities, gross amounts recognized		0		0
Level 3 | Reinsurance Recoverable | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		11,121	[4]	15,008	[5]
Level 3 | Credit derivatives held/written | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		0		0
Level 3 | Variable Annuity and Variable Life Insurance Contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy Liabilities and Policy Account Balances		405,705	[6]	444,010	[7]
Level 3 | Loans Held-for-Sale | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0	[8]	0	[9]
Level 3 | Trading securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				0
Level 3 | Available-for-sale securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				120,917
Level 3 | Available-for-sale securities | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[10]			3,037
Level 3 | Available-for-sale securities | Equity securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[11]			0
Level 3 | Available-for-sale securities | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[12]			0
Level 3 | Available-for-sale securities | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				0
Level 3 | Available-for-sale securities | Specified bonds issued by SPEs in Japan | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				861
Level 3 | Available-for-sale securities | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				36,010
Level 3 | Available-for-sale securities | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				81,009
Level 3 | Other securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments				37,879
Level 3 | Other securities | Investment funds | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[13]			37,879
Level 3 | Trading Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0
Level 3 | Available-for-sale Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		122,548
Level 3 | Available-for-sale Debt Securities | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[14]	2,547
Level 3 | Available-for-sale Debt Securities | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	[12]	0
Level 3 | Available-for-sale Debt Securities | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		0
Level 3 | Available-for-sale Debt Securities | Specified bonds issued by SPEs in Japan | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		762
Level 3 | Available-for-sale Debt Securities | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		23,996
Level 3 | Available-for-sale Debt Securities | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments		95,243
Level 3 | Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0		0
Derivative liabilities, gross amounts recognized		¥ 0		¥ 0

[1]	It represents the amount offset under counterparty netting of derivative assets and liabilities.
[2]	Certain subsidiaries elected the fair value option for certain investments in investment funds included in equity securities. Included in "Gains on investment securities and dividends" in the consolidated statements of income were gains of ¥641 million and ¥387 million from the change in the fair value of those investments for the six and three months ended September 30, 2018. The amount of aggregate fair value elected the fair value option was ¥5,751 million as of September 30, 2018.
[3]	The amount of ¥14,813 million of investments funds measured at net asset value per share is not included.
[4]	Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets was ¥11,121 million as of September 30, 2018. For the effect of changes in the fair value of those reinsurance contracts on earnings during the six and three months ended September 30, 2018, see Note 16 "Life Insurance Operations."
[5]	Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets was ¥15,008 million as of March 31, 2018. For the effect of changes in the fair value of those reinsurance contracts on earnings during the six and three months ended September 30, 2017, see Note 16 "Life Insurance Operations."
[6]	Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held in order to match the earnings recognized for the changes in the fair value of policy liabilities and policy account balances with earnings recognized for gains or losses from the investment assets managed on behalf of variable annuity and variable life policyholders, derivative contracts and the changes in the fair value of reinsurance contracts. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances was ¥405,705 million as of September 30, 2018. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings during the six and three months ended September 30, 2018, see Note 16 "Life Insurance Operations."
[7]	Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held in order to match the earnings recognized for the changes in the fair value of policy liabilities and policy account balances with earnings recognized for gains or losses from the investment assets managed on behalf of variable annuity and variable life policyholders, derivative contracts and the changes in the fair value of reinsurance contracts. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances was ¥444,010 million as of March 31, 2018. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings during the six and three months ended September 30, 2017, see Note 16 "Life Insurance Operations."
[8]	A certain subsidiary elected the fair value option on the loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association ("Fannie Mae") or institutional investors. Included in "Other (income) and expense, net" in the consolidated statements of income were gains of ¥201 million and ¥18 million from the change in the fair value of the loans for the six and three months ended September 30, 2018. No gains or losses were recognized in earnings during the six months ended September 30, 2018 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of September 30, 2018, were ¥30,571 million and ¥31,196 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥625 million. As of September 30, 2018, there were no loans that are 90 days or more past due or, in non-accrual status.
[9]	A certain subsidiary elected the fair value option on the loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association ("Fannie Mae") or institutional investors. Included in "Other (income) and expense, net" in the consolidated statements of income were a loss of ¥577 million and a gain of ¥5 million from the change in the fair value of the loans for the six and three months ended September 30, 2017. No gains or losses were recognized in earnings during the six months ended September 30, 2017 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2018, were ¥16,873 million and ¥17,260 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥387 million. As of March 31, 2018, there were no loans that are 90 days or more past due or, in non-accrual status.
[10]	A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale securities. Included in "Gains on investment securities and dividends" in the consolidated statements of income were losses of ¥63 million and ¥24 million from the change in the fair value of those investments for the six and three months ended September 30, 2017. The amount of aggregate fair value elected the fair value option was ¥8,882 million as of March 31, 2018.
[11]	A certain subsidiary elected the fair value option for certain investments in equity securities included in available-for-sale securities. Included in "Gains on investment securities and dividends" in the consolidated statements of income were gains of ¥881 million and ¥574 million from the change in the fair value of those investments for the six and three months ended September 30, 2017. The amount of aggregate fair value elected the fair value option was ¥22,365 million as of March 31, 2018.
[12]	A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale securities. Included in "Gains on investment securities and dividends" in the consolidated statements of income were gains of ¥3 million and ¥12 million from the change in the fair value of those investments for the six and three months ended September 30, 2017. The amount of aggregate fair value elected the fair value option was ¥719 million as of March 31, 2018.
[13]	Certain subsidiaries elected the fair value option for certain investments in investment funds included in other securities. Included in "Gains on investment securities and dividends" in the consolidated statements of income were gains of ¥665 million and ¥342 million from the change in the fair value of those investments for the six and three months ended September 30, 2017. The amount of aggregate fair value elected the fair value option was ¥5,665 million as of March 31, 2018.
[14]	A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale debt securities. Included in "Gains on investment securities and dividends" in the consolidated statements of income were gains of ¥257 million and ¥218 million from the change in the fair value of those investments for the six and three months ended September 30, 2018. The amount of aggregate fair value elected the fair value option was ¥17,595 million as of September 30, 2018.
[15]	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 "Fair Value Measurements."